COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 683,102
2017	770,099
2018	0
2019	0
2020	0
Thereafter	0
Newbuilding installment Commitments	$ 1,453,201